Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 31,072,624
Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	223,075
Payables under Repurchase Agreements and Securities Lending Transactions [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	16,316,732
Other Short-term Borrowings and Long-term Debt [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,522,393
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 10,424